Equity Method Investments (Tables)	12 Months Ended
Feb. 28, 2021
Equity Method Investments And Joint Ventures [Abstract]
Summary of Equity Method Investments

The investments as of February 29, 2020 and February 28, 2021were as follows:

	As of
	February 29, 2020	February 28, 2021
	RMB	RMB	USD
Equity-method investments:
- Four seasons Online Education (Cayman) Inc. ("FSOL")	—	34,892	5,390
- Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing")	—	1,774	274
- Huashi Dongfang (See Note 3)	1,295	—	—
- Others	—	118	19
Total	1,295	36,784	5,683